Derivative Instruments and Hedging Agreements	5 Months Ended
Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Derivative Instruments and Hedging Agreements

(18)Derivative Instruments and Hedging Agreements

The Company is exposed to certain risk arising from both its business operations and economic conditions. The Company manages financial risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources, and duration of its debt funding as well as the use of derivative financial instruments. Specifically, the Company has previously entered into certain derivative financial instruments to manage the variable floating rate interest exposure on the Company’s senior credit facilities. The Company’s derivative financial instrument were used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to a portion of the Company’s borrowings. As a result of the reorganization, the derivative financial instruments have expired, and the Company has not entered into any new arrangements.

On December 19, 2017, the Company entered into an interest rate cap for the purpose of locking the interest rate on the term loan debt through January 31, 2020. The notional amount of the cap agreement was approximately $376 million (which increased to $751 million on October 31, 2018 when the interest rate swap expired). The cap agreement fixed the interest rate on the debt at 2.117% from January 31, 2018 through January 31, 2020. The Company paid a premium of $2.3 million to enter into this interest rate cap which represented the initial fair value of the instrument. The Company determines the fair value of the cap each reporting period and marks the instrument to market.

On May 4, 2018, the Company terminated the three month LIBOR interest rate cap and purchased a one month LIBOR interest rate cap with the same interest rate, notional amount and term as the previous cap locking in the interest rate on the term loan debt through January 31, 2020. The Company also purchased a one month LIBOR forward starting interest rate cap with a term of January 31, 2020 to April 30, 2021. The notional amount of the cap is approximately $884 million with a rate of 2.869% and hedges 95% of the Company’s term loans. The Company paid a premium of $2.4 million to restructure the interest rate caps which represents the initial fair market value of the instruments.

The Company’s financial instruments did not qualify for hedge accounting and, as a result, the Company carries the derivatives at its fair value, which is classified as either an asset or liability, with a corresponding adjustment to the statement of operations. Changes in fair value are recorded through Loss or Gain on derivative instruments on our consolidated statement of operations. The change in the fair value of the derivative was immaterial for the period of February 1, 2020 through August 27, 2020 (Predecessor). As of August 27, 2020, as a result of the reorganization, the interest rate cap was terminated.

The following table provides a summary of the changes in fair value of the derivative instruments for the period from February 1, 2020 through August 27, 2020 and the fiscal years ended January 31, 2020 and 2019 (in thousands):

	Assets	Liabilities
Balances as of January 31, 2018	$4,064	$(130)
Sale of derivative instrument	(6,776)	—
Purchase of derivative instrument	9,194	—
Change in fair value of derivative instrument	(2,414)	130
Balances as of January 31, 2019	4,068	$—
Change in fair value of derivative instrument	(4,062)	—
Balances as of January 31, 2020	$6	$—
Change in fair value of derivative instrument	(6)	—
Balances as of August 27, 2021	$—	$—

The table below presents the fair value of our derivative financial instruments as well as their classification on the consolidated balance sheet as of January 31, 2020:

		Fair value
	Balance sheet	(in thousands)
Derivatives not designated as hedging instruments	location	January 31, 2020
Interest rate derivative contracts	Other assets	$6